Discontinued operations - Cash flows (Details) - Lifecell LLC, Global LLC, and Ukrtower - TRY (₺) ₺ in Thousands	8 Months Ended	12 Months Ended
	Sep. 09, 2024	Dec. 31, 2023	Dec. 31, 2022
Net cash flows incurred by the disposal group
Cash flows from operating activities	₺ 2,896,417	₺ 7,043,237	₺ 5,951,420
Cash flows from investing activities	411,906	(2,660,062)	(4,567,695)
Cash flows from financing activities	(3,537,035)	(1,193,887)	(1,134,367)
Net cash (outflow)/inflow	₺ (228,712)	₺ 3,189,288	₺ 249,358